BORROWINGS (Schedule of Bank Borrowings which were Secured/Guaranteed) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 970.2	$ 285.8
Guaranteed by Hanwha Chemical [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	604.2
Guaranteed by the Company and other subsidiaries of the Group [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	54.5
Jointly guaranteed by (i) Hanwha Chemical, and (ii) the Company and other subsidiaries of the Group [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	39.2
Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's buildings, plant and machinery and land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	38.2
Guaranteed by the Group's plant and machinery with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	36.0
Guaranteed by the Group's buildings and land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	24.9
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	24.0
Guaranteed by the Group's buildings and land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	15.6
Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's land use rights with net book value [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed	$ 8.6